INVESTMENTS - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Jan. 31, 2022
Schedule of Held-to-Maturity Securities [Line Items]
Other than temporary impairment	$ 9,900,000	$ 84,600,000	$ 0
Equity losses of affiliates, net of tax	(21,018,000)	(223,604,000)	(72,733,000)
Equity investments without readily determinable fair values	193,867,000	120,834,000
Percentage of ownership sold					80.00%
Equity Investments [Member]
Schedule of Held-to-Maturity Securities [Line Items]
Equity investments without readily determinable fair values	63,200,000	29,400,000	28,700,000
Investments Under Cost Methods [Member]
Schedule of Held-to-Maturity Securities [Line Items]
Equity method investment without Readily Determinable Fair Values, gain loss from sale recorded	600,000	13,100,000	14,100,000
Recorded gains on disposal/sales	1,100,000	3,300,000	3,100,000
Endeavor
Schedule of Held-to-Maturity Securities [Line Items]
Company's ownership of its equity method investments					20.00%
Learfield Img College
Schedule of Held-to-Maturity Securities [Line Items]
Result of annual goodwill and indefinite lived intangibles asset impairment		56,100,000
Equity losses of affiliates, net of tax	$ 0	129,700,000	$ 76,100,000
Fifth Season [Member]
Schedule of Held-to-Maturity Securities [Line Items]
Company's ownership of its equity method investments	15.00%
Equity losses of affiliates, net of tax	$ 21,200,000	$ 11,200,000
Recorded gains on disposal/sales	$ 10,100,000
Maximum [Member] | Endeavor
Schedule of Held-to-Maturity Securities [Line Items]
Company's ownership of its equity method investments	50.00%	50.00%
Maximum [Member] | Learfield Img College
Schedule of Held-to-Maturity Securities [Line Items]
Company's ownership of its equity method investments				42.00%
Minimum [Member] | Endeavor
Schedule of Held-to-Maturity Securities [Line Items]
Company's ownership of its equity method investments	5.00%	6.00%
Minimum [Member] | Learfield Img College
Schedule of Held-to-Maturity Securities [Line Items]
Company's ownership of its equity method investments				1.00%